AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2011

File Nos. 333-160877 and 811-22320

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 4	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 7	☒

RUSSELL EXCHANGE TRADED FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue

18th Floor

Seattle, Washington 98101

(Address of Principal Executive Offices, Zip Code)

206-505-7877

(Registrant’s Telephone Number, including Area Code)

Mary Beth Rhoden Russell Exchange Traded Funds Trust 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John McGuire Morgan Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 202-739-5654

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 9, 2011 pursuant to paragraph (b)(1)(iii) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A for Russell Exchange Traded Funds Trust (formerly, U.S. One Trust) (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until May 9, 2011, the effectiveness of Post-Effective Amendment No. 1 (“PEA No. 1”), which was filed with the Commission via EDGAR Accession No. 0001193125-11-0220331 on February 2, 2011, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 1 by means of this filing, Parts A, B and C of PEA No. 1 are incorporated herein by reference.”

PART A – PROSPECTUS

The Prospectus for the Russell Global Opportunity ETF, Russell Bond ETF and Russell Inflation ETF (the “Funds”), each a series of the Trust, is incorporated herein by reference to Part A of PEA No. 1.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of PEA No. 1.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 4 to Registration Statement No. 333-160877 to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, State of California on this 15th day of April, 2011.

Russell Exchange Traded Funds Trust

/S/ JIM POLISSON
Name:	Jim Polisson
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ PAUL HRABAL Paul Hrabal	Chairman of the Board of Trustees	April 15, 2011

/S/ SAMUEL W. HUMPHREYS Samuel W. Humphreys	Trustee	April 15, 2011

/S/ STEPHEN MATTHEW LOPEZ-BOWLAN Stephen Matthew Lopez-Bowlan	Trustee	April 15, 2011

/S/ DAVID SEAN MCEWEN David Sean McEwen	Trustee	April 15, 2011

/S/ MARK E. SWANSON Mark E. Swanson	Treasurer, Chief Financial Officer and Chief Accounting Officer	April 15, 2011